RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Schedule of related parties and related parties transactions
The Company's transactions with ANTA Sports and subsidiaries are comprised of the following:

	For the three months ended June 30,		For the six months ended June 30,
In millions	2025	2024	2025	2024
Purchases of goods and services from ANTA Sports and subsidiaries	$14.2	$11.0	$23.8	$12.9
Sales of goods and services to ANTA Sports and subsidiaries	12.0	8.4	19.4	10.8
The following balances are outstanding at the end of the respective reporting periods in relation to transactions with related parties (except for key management personnel):

In millions	June 30, 2025	December 31, 2024
ANTA Sports and subsidiaries
Current payables	$15.3	$11.3
Current receivables	11.5	10.4
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Right-of-use asset / Lease liability	$0.7	$0.8